Interest Income from Impaired Loans (Detail) (Loans Receivable, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Unsecured
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	$ 52,549	$ 65,096
Interest Income Recognized	860	3,582
Cash Value
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	17,054	127,981
Interest Income Recognized		1,314
Residential Real Estate
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	12,590,802	15,630,196
Interest Income Recognized	353,218	390,773
Commercial Real Estate
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	35,194,208	32,650,297
Interest Income Recognized	1,314,075	1,243,184
Business Assets
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	605,742	1,251,354
Interest Income Recognized	32,322	31,742
Vehicles
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	134,690	160,830
Interest Income Recognized	$ 7,582	$ 12,539